Shareholder Fees	May 01, 2026 USD ($)
Emerging Markets Fund | Emerging Markets Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Emerging Markets Fund | Emerging Markets Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Emerging Markets Fund | Emerging Markets Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Emerging Markets Fund | Emerging Markets Fund Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Global Resources Fund | Global Resources Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Global Resources Fund | Global Resources Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Global Resources Fund | Global Resources Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
International Investors Gold Fund | International Investors Gold Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
International Investors Gold Fund | International Investors Gold Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
International Investors Gold Fund | International Investors Gold Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
International Investors Gold Fund | International Investors Gold Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
CM Commodity Index Fund | CM Commodity Index Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[4]
CM Commodity Index Fund | CM Commodity Index Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
CM Commodity Index Fund | CM Commodity Index Fund Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
VanEck Morningstar Wide Moat Fund | VanEck Morningstar Wide Moat Fund Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
VanEck Morningstar Wide Moat Fund | VanEck Morningstar Wide Moat Fund Class Z
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Onchain Economy ETF | Onchain Economy ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
VanEck Emerging Markets Bond ETF | VanEck Emerging Markets Bond ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0

[1]	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
[2]	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
[3]	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
[4]	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.